SUBSEQUENT EVENTS (Details) $ / shares in Units, ¥ in Thousands									1 Months Ended		12 Months Ended
	Mar. 22, 2016 CNY (¥)	Mar. 22, 2016 USD ($)	Feb. 02, 2016 director	Feb. 01, 2016 $ / shares	Jan. 25, 2016 CNY (¥)	Jan. 25, 2016 USD ($)	Jan. 08, 2016 CNY (¥)	Jan. 08, 2016 USD ($)	Jan. 31, 2016 CNY (¥)	Jan. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares	Apr. 05, 2016 $ / shares	Dec. 31, 2013 $ / shares
Subsequent Event [Line Items]
Minimum bid price per NASDAQ requirement											$ 1.00
Minimum market value per NASDAQ requirement | $											$ 50,000,000
Amount paid by transferee | $												$ 1,451,979
Ordinary shares
Subsequent Event [Line Items]
Share price											$ 0.0086	$ 0.0100		$ 0.0282
Subsequent Events | Beijing Modo
Subsequent Event [Line Items]
Percentage of equity interest transferred					30.00%	30.00%
Total price					¥ 3,000	$ 460,000
Amount paid by transferee	¥ 1,000	$ 150,000							¥ 2,000	$ 310,000
Subsequent Events | Shanda Computer
Subsequent Event [Line Items]
Amount of loan payable repaid to related party							¥ 1,950	$ 310,000
Subsequent Events | Shanda Technology
Subsequent Event [Line Items]
Loan from related party | $										$ 300,000
Term of the loan									1 year	1 year
Interest rate, per annum									6.50%	6.50%
Subsequent Events | Shanda | Going-private transaction- non-binding proposed letter
Subsequent Event [Line Items]
Number of independent directors to evaluate the proposal | director			3
Subsequent Events | Shanda | Going-private transaction- non-binding proposed letter | Ordinary shares
Subsequent Event [Line Items]
Share price				$ 0.0108
Subsequent Events | Shanda | Going-private transaction- non-binding proposed letter | ADS
Subsequent Event [Line Items]
Share price				$ 1.08
Offering price, premium as a percentage over the closing price of the Company's ADSs on January 29, 2016				54.00%
Offering price, premium as a percentage over the average closing price of ADSs during the last 30 trading days				42.00%
Benchmark one, number of trading days				30 days
Offering price, premium as a percentage over the average closing price of ADSs during the last 60 trading days				52.00%
Benchmark two, number of trading days				60 days
Subsequent Events | Shanda Holdings | Going-private transaction- definitive Agreement and Plan of Merger
Subsequent Event [Line Items]
Percentage of shareholders' interest in the company													69.90%
Subsequent Events | Shanda Holdings | Going-private transaction- definitive Agreement and Plan of Merger | Ordinary shares
Subsequent Event [Line Items]
Share price													$ 0.0108
Subsequent Events | Shanda Holdings | Going-private transaction- definitive Agreement and Plan of Merger | ADS
Subsequent Event [Line Items]
Share price													$ 1.08